INCOME TAXES (Details Narrative)	12 Months Ended
Apr. 30, 2016 USD ($)
Income Taxes Details Narrative
Net operating loss carryforwards	$ 9,016,475
Net operating loss carryforwards expire year	Various years through 2036.
Available net operating loss carry forwards	$ 9,016,475